Class A Common Stock Subject to Possible Redemption (Details) - Schedule of Common Stock Subject to Possible Redemption - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds		$ 287,500,000	$ 287,500,000
Less:
Proceeds allocated to Public Warrants		(14,662,500)	14,662,500
Issuance costs allocated to Class A common stock		(19,627,833)	19,627,833
Plus:
Adjust carrying value to initial redemption value		40,083,762	37,165,333
Class A common stock subject to possible redemption as of December 31, 2022		293,293,429	$ 290,375,000
Less:
Redemption	$ (188,132,132)
Plus:
Remeasurement of carrying value to initial redemption value	5,351,087	2,918,429
Class A common stock subject to possible redemption as of June 30, 2023	$ 110,512,384	$ 293,293,429